UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 November 27, 2007 to December 26, 2007

 Commission File Number of issuing entity: 333-140247-14

 Structured Asset Mortgage Investments II Trust 2007-AR5
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-140247

 Structured Asset Mortgage Investments II Inc.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2200738
 54-2200739
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  A-3                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  B-6                              _____    _____    __X___    ____________
  B-7                              _____    _____    __X___    ____________
  B-IO                             _____    _____    __X___    ____________
  XP                               _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On December 26, 2007 a distribution was made to holders of Structured Asset Mortgage Investments II Trust 2007-AR5.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Structured Asset Mortgage Investments II Trust 2007-AR5, relating to the December 26, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Structured Asset Mortgage Investments II Trust 2007-AR5
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Elisabeth A. Brewster
 Elisabeth A. Brewster, Vice President

 Date: January 9, 2008

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Structured Asset Mortgage Investments II Trust 2007-AR5, relating to the December 26, 2007 distribution.



 EX-99.1


Structured Asset Mortgage Investments Inc.
Mortgage Pass-Through Certificates



Distribution Date:       12/26/2007


Structured Asset Mortgage Investments Inc.
Mortgage Pass-Through Certificates
Series 2007-AR5


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                  86364HAA9       12/24/2007            5.26313%       326,663,040.31         1,432,725.04
          A-2                  86364HAB7       12/24/2007            5.33313%       163,331,520.15           725,890.19
          A-3                  86364HAC5       12/24/2007            5.43313%        54,444,172.03           246,501.89
          B-1                  86364HAD3       12/24/2007            5.88313%        13,855,000.00            67,925.64
          B-2                  86364HAE1       12/24/2007            6.08313%         6,626,000.00            33,589.02
          B-3                  86364HAF8       12/24/2007            6.28313%         4,518,000.00            23,655.98
          B-4                  86364HAG6       12/24/2007            6.53313%         3,916,000.00            21,319.78
          B-5                  86364HAH4       12/24/2007            6.53313%         4,819,000.00            26,235.96
          B-6                  86364HAJ0       12/24/2007            6.53313%         5,723,000.00            31,157.59
          B-7                  86364HAN1       12/24/2007            6.53313%         3,012,000.00            16,398.16
          B-IO                 86364HAK7       11/30/2007            0.00000%        13,252,540.01           856,529.63
           XP                  86364HAL5       11/30/2007            0.00000%                 0.00            41,378.45
           R                   86364HAM3       11/30/2007            0.00000%                 0.00                 0.00

Totals                                                                              600,160,272.50         3,523,307.33


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                 2,340,273.26              0.00       324,322,767.04         3,772,998.30              0.00
          A-2                 1,170,136.63              0.00       162,161,383.52         1,896,026.82              0.00
          A-3                   390,047.92              0.00        54,054,124.10           636,549.81              0.00
          B-1                         0.00              0.00        13,855,000.00            67,925.64              0.00
          B-2                         0.00              0.00         6,626,000.00            33,589.02              0.00
          B-3                         0.00              0.00         4,518,000.00            23,655.98              0.00
          B-4                         0.00              0.00         3,916,000.00            21,319.78              0.00
          B-5                         0.00              0.00         4,819,000.00            26,235.96              0.00
          B-6                         0.00              0.00         5,723,000.00            31,157.59              0.00
          B-7                         0.00              0.00         3,012,000.00            16,398.16              0.00
          B-IO                        0.00              0.00        13,252,540.01           856,529.63              0.00
           XP                         0.00              0.00                 0.00            41,378.45              0.00
           R                          0.00              0.00                 0.00                 0.00              0.00

Totals                        3,900,457.81              0.00       596,259,814.67         7,423,765.14              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
          A-1                 328,000,000.00      326,663,040.31                 0.00       2,340,273.26              0.00
          A-2                 164,000,000.00      163,331,520.15                 0.00       1,170,136.63              0.00
          A-3                  54,667,000.00       54,444,172.03                 0.00         390,047.92              0.00
          B-1                  13,855,000.00       13,855,000.00                 0.00               0.00              0.00
          B-2                   6,626,000.00        6,626,000.00                 0.00               0.00              0.00
          B-3                   4,518,000.00        4,518,000.00                 0.00               0.00              0.00
          B-4                   3,916,000.00        3,916,000.00                 0.00               0.00              0.00
          B-5                   4,819,000.00        4,819,000.00                 0.00               0.00              0.00
          B-6                   5,723,000.00        5,723,000.00                 0.00               0.00              0.00
          B-7                   3,012,000.00        3,012,000.00                 0.00               0.00              0.00
          B-IO                 13,252,182.41       13,252,540.01                 0.00               0.00              0.00
           XP                         100.00                0.00                 0.00               0.00              0.00
           R                            0.00                0.00                 0.00               0.00              0.00

Totals                        602,388,282.41      600,160,272.50                 0.00       3,900,457.81              0.00


                                          Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                      Loss         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
          A-1                         0.00      2,340,273.26       324,322,767.04                0.98878892         2,340,273.26
          A-2                         0.00      1,170,136.63       162,161,383.52                0.98878892         1,170,136.63
          A-3                         0.00        390,047.92        54,054,124.10                0.98878892           390,047.92
          B-1                         0.00              0.00        13,855,000.00                1.00000000                 0.00
          B-2                         0.00              0.00         6,626,000.00                1.00000000                 0.00
          B-3                         0.00              0.00         4,518,000.00                1.00000000                 0.00
          B-4                         0.00              0.00         3,916,000.00                1.00000000                 0.00
          B-5                         0.00              0.00         4,819,000.00                1.00000000                 0.00
          B-6                         0.00              0.00         5,723,000.00                1.00000000                 0.00
          B-7                         0.00              0.00         3,012,000.00                1.00000000                 0.00
          B-IO                        0.00              0.00        13,252,540.01                1.00002698                 0.00
           XP                         0.00              0.00                 0.00                0.00000000                 0.00
           R                          0.00              0.00                 0.00                0.00000000                 0.00

Totals                                0.00      3,900,457.81       596,259,814.67                0.98982638         3,900,457.81

NOTE: Accretion amount also includes Net Negative Amortization, if applicable.


                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
          A-1               328,000,000.00          995.92390338             0.00000000            7.13497945         0.00000000
          A-2               164,000,000.00          995.92390335             0.00000000            7.13497945         0.00000000
          A-3                54,667,000.00          995.92390345             0.00000000            7.13497942         0.00000000
          B-1                13,855,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-2                 6,626,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-3                 4,518,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-4                 3,916,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-5                 4,819,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-6                 5,723,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-7                 3,012,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-IO               13,252,182.41         1000.02698423             0.00000000            0.00000000         0.00000000
           XP                       100.00            0.00000000             0.00000000            0.00000000         0.00000000
           R                          0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000            7.13497945           988.78892390           0.98878892            7.13497945
          A-2                 0.00000000            7.13497945           988.78892390           0.98878892            7.13497945
          A-3                 0.00000000            7.13497942           988.78892385           0.98878892            7.13497942
          B-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-4                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-5                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-6                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-7                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-IO                0.00000000            0.00000000          1000.02698423           1.00002698            0.00000000
           XP                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
           R                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: Accretion amount also includes Net Negative Amortization, if applicable.

NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            11/26/07 - 12/25/07    30          5.26313%    326,663,040.31        1,432,725.04                   0.00
          A-2            11/26/07 - 12/25/07    30          5.33313%    163,331,520.15          725,890.19                   0.00
          A-3            11/26/07 - 12/25/07    30          5.43313%     54,444,172.03          246,501.89                   0.00
          B-1            11/26/07 - 12/25/07    30          5.88313%     13,855,000.00           67,925.64                   0.00
          B-2            11/26/07 - 12/25/07    30          6.08313%      6,626,000.00           33,589.02                   0.00
          B-3            11/26/07 - 12/25/07    30          6.28313%      4,518,000.00           23,655.98                   0.00
          B-4            11/26/07 - 12/25/07    30          6.53313%      3,916,000.00           21,319.78                   0.00
          B-5            11/26/07 - 12/25/07    30          6.53313%      4,819,000.00           26,235.96                   0.00
          B-6            11/26/07 - 12/25/07    30          6.53313%      5,723,000.00           31,157.59                   0.00
          B-7            11/26/07 - 12/25/07    30          6.53313%      3,012,000.00           16,398.16                   0.00
          B-IO                           N/A    N/A         0.00000%     13,252,540.01                0.00                   0.00
           XP                            N/A    N/A         0.00000%              0.00                0.00                   0.00
           R                             N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        2,625,399.25                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00                0.00       1,432,725.04                0.00           324,322,767.04
          A-2                         0.00                0.00         725,890.19                0.00           162,161,383.52
          A-3                         0.00                0.00         246,501.89                0.00            54,054,124.10
          B-1                         0.00                0.00          67,925.64                0.00            13,855,000.00
          B-2                         0.00                0.00          33,589.02                0.00             6,626,000.00
          B-3                         0.00                0.00          23,655.98                0.00             4,518,000.00
          B-4                         0.00                0.00          21,319.78                0.00             3,916,000.00
          B-5                         0.00                0.00          26,235.96                0.00             4,819,000.00
          B-6                         0.00                0.00          31,157.59                0.00             5,723,000.00
          B-7                         0.00                0.00          16,398.16                0.00             3,012,000.00
          B-IO                        0.00                0.00         856,529.63                0.00            13,252,540.01
           XP                         0.00                0.00          41,378.45                0.00                     0.00
           R                          0.00                0.00               0.00                0.00                     0.00

Totals                                0.00                0.00       3,523,307.33                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                 328,000,000.00       5.26313%             995.92390338            4.36806415            0.00000000
          A-2                 164,000,000.00       5.33313%             995.92390335            4.42615970            0.00000000
          A-3                  54,667,000.00       5.43313%             995.92390345            4.50915342            0.00000000
          B-1                  13,855,000.00       5.88313%            1000.00000000            4.90260844            0.00000000
          B-2                   6,626,000.00       6.08313%            1000.00000000            5.06927558            0.00000000
          B-3                   4,518,000.00       6.28313%            1000.00000000            5.23594068            0.00000000
          B-4                   3,916,000.00       6.53313%            1000.00000000            5.44427477            0.00000000
          B-5                   4,819,000.00       6.53313%            1000.00000000            5.44427475            0.00000000
          B-6                   5,723,000.00       6.53313%            1000.00000000            5.44427573            0.00000000
          B-7                   3,012,000.00       6.53313%            1000.00000000            5.44427623            0.00000000
          B-IO                 13,252,182.41       0.00000%            1000.02698423            0.00000000            0.00000000
           XP                         100.00       0.00000%               0.00000000            0.00000000            0.00000000
           R                            0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00000000           4.36806415            0.00000000           988.78892390
          A-2                   0.00000000            0.00000000           4.42615970            0.00000000           988.78892390
          A-3                   0.00000000            0.00000000           4.50915342            0.00000000           988.78892385
          B-1                   0.00000000            0.00000000           4.90260844            0.00000000          1000.00000000
          B-2                   0.00000000            0.00000000           5.06927558            0.00000000          1000.00000000
          B-3                   0.00000000            0.00000000           5.23594068            0.00000000          1000.00000000
          B-4                   0.00000000            0.00000000           5.44427477            0.00000000          1000.00000000
          B-5                   0.00000000            0.00000000           5.44427475            0.00000000          1000.00000000
          B-6                   0.00000000            0.00000000           5.44427573            0.00000000          1000.00000000
          B-7                   0.00000000            0.00000000           5.44427623            0.00000000          1000.00000000
          B-IO                  0.00000000            0.00000000          64.63309993            0.00000000          1000.02698423
           XP                   0.00000000            0.00000000      413784.50000000            0.00000000             0.00000000
           R                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                5,258,248.40
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                   2,285,843.13
     Servicer Advances                                                                                    56,959.80
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 41,378.45
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                         7,642,429.78

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           218,664.64
     Payment of Interest and Principal                                                                 7,423,765.14
Total Withdrawals (Pool Distribution Amount)                                                           7,642,429.78

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.








                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    187,505.86
Lender Paid Primary Mortgage Insurance*                                                  22,406.42
Master Servicing Fee - Wells Fargo Bank N.A.                                              8,752.36
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               218,664.64

*Servicer Payees include: EMC MORTGAGE CORPORATION

NOTE: *Lender Paid Primary Mortgage Insurance - PMI and Radian Guaranty.





                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                            Basis Risk Reserve Fund            1,433.39                0.00              0.00           1,433.39
                                       Reserve Fund                0.00                0.00              0.00               0.00
                                  Supplemental Fund           25,000.00                0.00              0.00          25,000.00
                           Class XP Reserve Account                0.00           41,378.45         41,378.45               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

  Class A-1, A-2, and A-3 Certificates Cap Payment*                                    0.00              0.00               0.00
    Class B-1 through B-6 Certificates Cap Payment*                                    0.00              0.00               0.00

NOTE: *Cap Counterparty - Bear Stearns Financial Products Inc.


                                                          Collateral Statement

                                                                            Total
 Collateral Description                                                 Mixed ARM
 Weighted Average Coupon Rate                                            7.399211
 Weighted Average Net Rate                                               7.024299
 Weighted Average Pass-Through Rate                                      6.961998
 Weighted Average Remaining Term                                              357
 Principal And Interest Constant                                     2,171,307.08
 Beginning Loan Count                                                       1,464
 Loans Paid in Full                                                            16
 Ending Loan Count                                                          1,448
 Beginning Scheduled Balance                                       600,160,272.50
 Ending Scheduled Balance                                          596,259,814.68
 Actual Ending Collateral Balance                                  595,006,115.58
 Scheduled Principal                                                     2,097.74
 Unscheduled Principal                                               5,429,744.28
 Negative Amortized Principal                                      (1,531,384.20)
 Scheduled Interest                                                  3,700,593.54
 Servicing Fees                                                        187,505.86
 Master Servicing Fees                                                   8,752.36
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                              22,406.42
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        3,481,928.90
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                         41,378.45
 Prepayment Penalty Paid Count                                                  5
 Special Servicing Fee                                                       0.00



                                           Miscellaneous Reporting - Deal Level
Miscellaneous Reporting Item                                                                                        Value

Beginning Interest Coverage Amount:                                                                           $738,304.13
Deposits:                                                                                                     $329,536.81
Withdrawals:                                                                                                $1,067,840.94
Ending Interest Coverage Amount:                                                                                    $0.00
Beginning Pre-Funding Amount:                                                                                       $0.00
Deposits:                                                                                                     $323,753.04
Withdrawals:                                                                                                  $323,753.04
Ending Pre-Funding Amount:                                                                                          $0.00

                                    Additional Reporting - Deal Level



                                           Structural Reporting
Excess Spread                                                                                  856,529.63
Extra Principal Distribution Amount                                                                  0.00
Overcollateralization Amount                                                                13,252,540.01
Overcollateralization Deficiency Amount                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Overcollateralization Target Amount                                                         13,252,540.01


                                         Trigger Event Reporting
Delinquency Test
     Trigger Result                                                                                  Pass
     Threshold Value                                                                            3.532477%
     Calculated Value                                                                           0.518362%
Cumulative Loss Test
     Trigger Result                                                                                  Pass
     Threshold Value                                                                            0.650000%
     Calculated Value                                                                           0.000000%
Trigger Event
     Trigger Result                                                                                  Pass


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      31                  0                    0                   0                    31
             11,925,214.16       0.00                 0.00                0.00                 11,925,214.16

60 Days      6                   0                    0                   0                    6
             2,345,765.48        0.00                 0.00                0.00                 2,345,765.48

90 Days      2                   0                    0                   0                    2
             950,467.78          0.00                 0.00                0.00                 950,467.78

120 Days     1                   0                    2                   0                    3
             269,344.40          0.00                 532,604.14          0.00                 801,948.54

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       40                  0                    2                   0                    42
             15,490,791.82       0.00                 532,604.14          0.00                 16,023,395.96

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      2.140884%           0.000000%            0.000000%           0.000000%            2.140884%
             2.004217%           0.000000%            0.000000%           0.000000%            2.004217%

60 Days      0.414365%           0.000000%            0.000000%           0.000000%            0.414365%
             0.394242%           0.000000%            0.000000%           0.000000%            0.394242%

90 Days      0.138122%           0.000000%            0.000000%           0.000000%            0.138122%
             0.159741%           0.000000%            0.000000%           0.000000%            0.159741%

120 Days     0.069061%           0.000000%            0.138122%           0.000000%            0.207182%
             0.045268%           0.000000%            0.089512%           0.000000%            0.134780%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       2.762431%           0.000000%            0.138122%           0.000000%            2.900552%
             2.603468%           0.000000%            0.089512%           0.000000%            2.692980%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                      56,959.80






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                          12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                      2                  Jan-07            0.000%
     Original Principal Balance       526,800.00                  Feb-07            0.000%
     Current Actual Balance           532,604.14                  Mar-07            0.000%
                                                                  Apr-07            0.000%
 Current Foreclosure Total                                        May-07            0.000%
     Loans in Foreclosure                      2                  Jun-07            0.000%
     Original Principal Balance       526,800.00                  Jul-07            0.000%
     Current Actual Balance           532,604.14                  Aug-07            0.000%
                                                                  Sep-07            0.000%
                                                                  Oct-07            0.000%
                                                                  Nov-07            0.000%
                                                                  Dec-07            0.090%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Summary              0022120240         Dec-2007        01-Feb-2007             WA              80.00        242,800.00
       Summary              0022120570         Dec-2007        01-May-2007             FL              80.00        284,000.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Summary               0022120240       246,461.03       01-Jul-2007              4          7.500%             5,891.10
       Summary               0022120570       286,143.11       01-Jul-2007              4          7.375%             6,719.11



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): Sum(Beg Scheduled Balance of Liquidated Loans) / Sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum(All Realized Losses) / Sum(Actual Liquidated Balance for loans that have experienced a loss). 3
Month Average and 12 Month Average will not have values until the 3rd and 12th month respectively.










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  11       3,672,800.00       3,167,253.88          5       2,249,150.00      2,271,697.35

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00      (21,013.06)


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0020797353            CA              39.70       01-Sep-2007        268,000.00        270,705.19
       Summary               0020997763            CA              66.00       01-Jul-2007        330,000.00        335,028.00
       Summary               0022186878            SC              78.74       01-Aug-2007        149,600.00        151,088.81
       Summary               0022186951            OR              41.67       01-Aug-2007        150,000.00        151,892.05
       Summary               0022188254            IL              80.00       01-Aug-2007        608,000.00         81,915.46
       Summary               0022188411            CA              80.00       01-Aug-2007        580,000.00        587,350.38
       Summary               0022188726            FL              90.00       01-Aug-2007        283,500.00        287,095.04
       Summary               0022188817            FL              80.00       01-Aug-2007        208,000.00        210,634.88
       Summary               0022190516            NV              89.89       01-Aug-2007        626,400.00        634,323.54
       Summary               0022191191            CA              75.00       01-Aug-2007        551,250.00        558,065.92
       Summary               0022192918            CA              65.00       01-Aug-2007        390,000.00        394,939.38
       Summary               0022474548            NY              38.89       01-Aug-2007        210,000.00        213,379.04
       Summary               0022494223            CA              38.03       01-Dec-2007        270,000.00        270,471.96
       Summary               0022495006            CA              79.94       01-Dec-2007        570,000.00        571,177.88
       Summary               0022496160            NJ              90.00       01-Dec-2007        403,200.00        406,243.57
       Summary               0022500839            CA              80.00       01-Dec-2007        324,000.00        326,446.24


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0020797353       Loan Paid in Full          (1)             7.500%             360               3
       Summary              0020997763       Loan Paid in Full           0              7.500%             360               5
       Summary              0022186878       Loan Paid in Full          (1)             7.625%             360               4
       Summary              0022186951       Loan Paid in Full          (1)             7.000%             360               4
       Summary              0022188254       Loan Paid in Full          (1)             7.875%             360               4
       Summary              0022188411              Repurchase           3              8.250%             360               4
       Summary              0022188726              Repurchase           2              8.625%             360               4
       Summary              0022188817              Repurchase           3              8.000%             360               4
       Summary              0022190516              Repurchase           1              7.125%             360               4
       Summary              0022191191              Repurchase           1              8.250%             360               4
       Summary              0022192918       Loan Paid in Full           0              7.875%             360               4
       Summary              0022474548       Loan Paid in Full           0              8.125%             360               4
       Summary              0022494223       Loan Paid in Full          (1)             7.500%             360               1
       Summary              0022495006       Loan Paid in Full          (1)             8.250%             360               1
       Summary              0022496160       Loan Paid in Full          (1)             7.750%             360               1
       Summary              0022500839       Loan Paid in Full          (1)             8.000%             360               1


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       5          1,362,310.12              41,378.45                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                                Loan          Full             Prior             Penalty            Penalty
         Group                Number          Date           Balance              Amount             Waived
        Summary           0020797353    12/12/2007        270,022.56            8,040.00               0.00
        Summary           0020997763    11/28/2007        334,176.89            9,900.00               0.00
        Summary           0022186951    11/26/2007        151,508.25            4,226.16               0.00
        Summary           0022192918    11/21/2007        393,938.54           12,362.03               0.00
        Summary           0022474548    11/20/2007        212,663.88            6,850.26               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.902%       Current Month             10.307%        Current Month               1,636.827%
     3 Month Average          0.507%       3 Month Average            5.870%        3 Month Average             1,081.889%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007          N/A           N/A                          Jun-2007          N/A           N/A
         Jul-2007          N/A           N/A                          Jul-2007          N/A           N/A
         Aug-2007          N/A           N/A                          Aug-2007          N/A           N/A
         Sep-2007       6.033%           N/A                          Sep-2007   2,059.277%           N/A
         Oct-2007       3.038%           N/A                          Oct-2007     616.802%           N/A
         Nov-2007       4.265%           N/A                          Nov-2007     992.038%           N/A
         Dec-2007      10.307%           N/A                          Dec-2007   1,636.827%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment
         0022188411             585,860.09          587,350.38         8.250%           2,537.50
         0022188726             286,365.70          287,095.04         8.625%           1,328.91
         0022188817             210,100.88          210,634.88         8.000%             866.67
         0022190516             632,720.01          634,323.54         7.125%           2,153.25
         0022191191             556,650.67          558,065.92         8.250%           2,411.72

Totals                        2,271,697.35        2,277,469.76

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.500             0                0.00            0.000
     5.500    5.749             0                0.00            0.000
     5.750    5.999             2          526,164.04            0.088
     6.000    6.249             6        2,670,618.45            0.448
     6.250    6.499            21        8,506,302.14            1.427
     6.500    6.749            63       27,875,501.39            4.675
     6.750    6.999           184       91,046,200.58           15.270
     7.000    7.249           193       79,554,682.29           13.342
     7.250    7.499           278      118,364,577.11           19.851
     7.500    7.749           248       92,010,699.87           15.431
     7.750    7.999           235       93,193,495.22           15.630
     8.000    8.249           116       43,581,026.90            7.309
     8.250    8.499            64       21,202,594.42            3.556
     8.500    8.749            18        9,013,495.69            1.512
     8.750    8.999             9        4,655,444.21            0.781
     9.000    9.249             4        1,596,476.62            0.268
     9.250    9.499             4        1,116,031.59            0.187
     9.500    9.749             1          299,759.02            0.050
     9.750    9.999             0                0.00            0.000
    10.000   10.249             2        1,046,745.14            0.176
    10.250   10.499             0                0.00            0.000
 >= 10.500                      0                0.00            0.000
              Total         1,448      596,259,814.68          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
August 31, 2007.

Determination Date
With respect to any Distribution Date and each Mortgage Loan, the Determination Date as defined in the Servicing
Agreement.

Distribution Date
The 25th day of any month, beginning in September 2007, or, if such 25th day is not a Business Day, the Business
Day immediately following.

Interest Coverage Account
The account or sub-account established and maintained pursuant to Section 4.10(a) and which shall be an Eligible
Account or a sub-account of an Eligible Account.

Interest Coverage Amount
The amount to be paid by the Depositor to the Paying Agent for deposit in the Interest Coverage Account on the
Closing Date pursuant to Section 4.10, which amount is $2,920,386.

Interest Accrual Period
The interest accrual period for each Class of Adjustable Rate Certificates and any Distribution Date will be the period from and including the preceding Distribution Date (or from the Closing Date, in the case of the first
Distribution Date) to and including the day prior to the current Distribution Date.

Interest Determination Date
With respect to each Class of Adjustable Rate Certificates and any Distribution Date, the second LIBOR Business
Day preceding the commencement of each related Interest Accrual Period.

LIBOR
With respect to any Distribution Date, the arithmetic mean of the London interbank offered rate quotations for one-month U.S. dollar deposits, expressed on a per annum basis, determined in accordance with Section 1.02.

LIBOR Business Day
A day on which banks are open for dealing in foreign currency and exchange in London, England and New York City.

One-Month LIBOR
A per annum rate equal to the average of interbank offered rates for one-month U.S. dollar-denominated deposits in the London market based on quotations of major banks as published in The Wall Street Journal and most recently available as of the time specified in the related Mortgage Note.

Pre-Funding Account
The account or sub-account established and maintained pursuant to Section 4.09(a) and which shall be an Eligible
Account or a sub-account of an Eligible Account.

Pre-Funded Amount
The amount to be paid by the Depositor to the Paying Agent for deposit in the Pre-Funding Account on the Closing
Date, which amount is $226,828,085.

Pre-Funding Period
The period from the Closing Date until the earliest of (i) the date on which the amounts on deposit in the Pre-Funding
Account (exclusive of investment income) is reduced to zero or (ii) November 15, 2007.

Record Date
For each Class of Adjustable Rate Certificates and each Distribution Date, the close of business on the Business
Day immediately preceding the applicable Distribution Date so long as such Certificates remain in book-entry form;
and otherwise the record date shall be the close of business on the last Business Day of the month immediately preceding the month in which such Distribution Date occurs. For the each Class of Certificates (other than the
Adjustable Rate Certificates) and each Distribution Date, the close of business on the last Business Day of the month immediately preceding the month in which such Distribution Date occurs.

Servicer Remittance Date
With respect to each Mortgage Loan and the Servicer, the day of each month set forth in the Servicing Agreement for remittance of collections on the related Mortgage Loan.

SAMI 2007-AR5 Pre-funding Note:
SAMI 2007-AR5:

On November 13th, 2007, 518 loans with a scheduled principal balance of $ 226,825,452.74 and a first payment date of December 1s,t 2007 were added into the Structured Asset Mortgage Investments II Trust 2007-AR5 transaction as a part of pre-funding contemplated in the prospectus supplement. The pre-funding period for this transaction ended on 11/15/2007.


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